Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments on the Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Loss on interest rate swaps	$ 0	$ (4,388)	$ (11,513)
Interest rate swaps | Derivatives not designated or qualifying as Hedging Instruments
Derivative [Line Items]
Loss on interest rate swaps	$ 0	$ (4,388)	$ (11,513)